Organization and Business	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization and Business [Abstract]
Organization and Business

Note 1 - Organization and Business

We are a biopharmaceutical company focused on developing biodefense countermeasure applications. We are subject to those risks associated with any biopharmaceutical company that has substantial expenditures for research and development. There can be no assurance that our research and development projects will be successful, that the products we may develop will obtain necessary regulatory approval, or that any approved product will be commercially viable. In addition, we operate in an environment of rapid technological change and are largely dependent on the services and expertise of our employees, consultants and other third parties.

Historically, we have performed under government contracts and grants and raised funds from investors to sustain our operations.

Note 1 - Organization and Business

We were formed in April 2005 as Healthcare Acquisition Corp. ("HAQ"), a special purpose acquisition company, formed solely to acquire a then unidentified business. On August 3, 2005, we consummated our initial public offering. On August 3, 2007, we acquired all the outstanding equity of PharmAthene, Inc., a Delaware Corporation, and changed our name from Healthcare Acquisition Corp. to PharmAthene, Inc. In March 2008, PharmAthene Inc., through its wholly owned subsidiary PharmAthene UK Limited, acquired substantially all the assets and liabilities related to the biodefense vaccines business of Avecia Biologics Limited.

We are incorporated under the laws of the State of Delaware and are a biopharmaceutical company focused on developing biodefense countermeasure applications. We are subject to those risks associated with any biopharmaceutical company that has substantial expenditures for research and development. There can be no assurance that our research and development projects will be successful, that products developed will obtain necessary regulatory approval, or that any approved product will be commercially viable. In addition, we operate in an environment of rapid technological change and are largely dependent on the services and expertise of our employees, consultants and other third parties.

Historically, we have performed under government contracts and grants and raised funds from investors (including additional debt and equity issued in 2012, 2011 and 2010) to sustain our operations. The Company has spent and will continue to spend substantial funds in the research, development, clinical and preclinical testing of the Company's product candidates with the goal of ultimately obtaining approval from the FDA, to market and sell our products. We may elect to raise additional capital through debt and or equity to strengthen our financial position.